Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Base Percentage Used To Calculate Minimum Taxable Income			3.00%
Special Additional Tax Rate Description			A CREE Tax based on taxable income also applies at a rate of 9% to certain taxpayers including the Company. Prior to the reform, the CREE Tax would only apply for years 20132015. The reform makes the CREE tax rate of 9% permanent and an additional CREE Surtax will also apply for the years 2015 through 2018 at varying rates
Effective Income Tax Rate Reconciliation, Percent	33.10%	(173.00%)	29.60%	28.30%
Non Deductible Income Loss, Fair Value Adjustment Warrant Liability		$ 8,880	$ 3,744
Income Tax Examination, Increase (Decrease) in Liability from Prior Year			$ 286
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Amount	$ 5,078
CREE Tax [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent	9.00%		9.00%
Income Tax [Member]
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent	25.00%		25.00%
COLOMBIA
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Percent			29.60%